Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio
Investor Class
April 29, 2024
Summary Prospectus

Jean Park no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2024.
VCON-INV-SUSTK-0524-101 1.9911383.101	May 22, 2024
Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio
Initial Class, Service Class, Service Class 2
April 29, 2024
Summary Prospectus

Jean Park no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2024.
VCON-SUSTK-0524-101 1.9911384.101	May 22, 2024